BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loans
Schedule of bank loans

Bank loans	Currency	Period	Effective Interest rate	Carrying amount
				US$’000
Secured fixed rate bank loan*	SGD	2026	4.5%	111
Secured fixed rate bank loan*	SGD	2027	4.5%	66
Secured fixed rate bank loan*	SGD	2026	4.5%	145
December 31, 2024				322

Secured fixed rate bank loan*	SGD	2026	4.5%	59
Secured fixed rate bank loan*	SGD	2027	4.5%	36
Secured fixed rate bank loan*	SGD	2026	4.5%	12
Secured floating rate short term borrowings **	USD	2026	6.5%	1,474
December 31, 2025				1,581

*	Mr. Tan Choo Kiat, spouse of the Company’s director, Ms. Li Peng Leck, provided unlimited personal guarantee for the loans.
**

Trade financing facilities from banks were granted to the Company, which was disclosed in Note 15. As of December 31, 2025, US$1,474,325 of the trade financing facilities have been utilized. The trade facilities were paid to the suppliers by the bank directly at the Company’s instruction and the Company reports operating cash outflows and financing cash inflows on the consolidated statements of cash flows to depict the substance of these transactions.

The facilities are secured by a corporate guarantee executed by the Company, a fixed charge over the Company’s Sales Collection Account, a first deed of debenture over all goods and receivables financed by the bank, and an assignment and charge over contracts and proceeds financed under the facility.

Schedule of bank loans guaranteed by related party

Bank loans	Carrying amount	Within 1 year	2026	2027
	US$’000	US$’000	US$’000	US$’000
Secured fixed rate bank loan	111	54	57	–
Secured fixed rate bank loan	66	31	32	3
Secured fixed rate bank loan	145	134	11	–
December 31, 2024	322	219	100	3